EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Contributions for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2024	2023	2022
(millions of Canadian $)

DB Plans	—	28	78
Other post-retirement benefit plans	8	9	8
Savings and DC Plans	71	64	64
	79	101	150

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2024	2023	2024	2023

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,356	3,081	285	310
Service cost	108	93	1	3
Interest cost	160	158	14	16
Employee contributions	11	7	2	2
Benefits paid	(194)	(185)	(24)	(44)
Actuarial (gain) loss	(39)	219	(5)	2
South Bow - transition of benefit obligation[2]	(118)	—	(1)	—
Foreign exchange rate changes	58	(17)	16	(4)
Benefit obligation – end of year	3,342	3,356	288	285
Change in Plan Assets
Plan assets at fair value – beginning of year	3,697	3,481	358	354
Actual return on plan assets	485	385	17	24
Employer contributions[3,4]	—	28	(41)	9
Employee contributions	11	7	2	2
Benefits paid	(194)	(185)	(25)	(23)
South Bow - transition of plan assets[2]	(119)	—	—	—
Foreign exchange rate changes	68	(19)	28	(8)
Plan assets at fair value – end of year	3,948	3,697	339	358
Funded Status – Plan Surplus	606	341	51	73
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2Reflects the impact of the Spinoff Transaction of the Liquids Pipelines business on October 1, 2024.
3The Company reduced letters of credit by $133 million in the Canadian DB Plan (2023 – $78 million) for funding purposes.
4OPEB surplus of $49 million was transferred to pay future active employee medical expenses.
Additional pension benefit plan assets were as follows:

at December 31	Pension Benefit Plans
(millions of Canadian $)	2024	2023

TC Energy plan assets at fair value	3,948	3,697
South Bow plan assets held in trust[1]	110	—
Plan assets at fair value – end of year	4,058	3,697
1    Related to the transfer of pension assets to South Bow. The final transfer will be adjusted for investment returns and benefit payments from October 1, 2024 to the transfer date. The $110 million is reflected in Long-term assets of discontinued operations.

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2024	2023	2024	2023

Other long-term assets (Note 15)	606	341	152	177
Accounts payable and other	—	—	(7)	(7)
Other long-term liabilities (Note 18)	—	—	(94)	(97)
	606	341	51	73

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2024	2023	2024	2023

Projected benefit obligation[1]	—	—	(101)	(104)
Plan assets at fair value	—	—	—	—
Funded Status – Plan Deficit	—	—	(101)	(104)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2024	2023
(millions of Canadian $)

Accumulated benefit obligation	(3,097)	(3,090)
Plan assets at fair value[1]	4,058	3,697
Funded Status – Plan Surplus	961	607
1    Includes an estimated $110 million for future transfer to South Bow. The final transfer will be adjusted for investment returns and benefit payments from October 1, 2024, the date of the Spinoff Transaction to the transfer date.

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2024	2023	2024

Fixed income securities	37%	41%	25% to 50%
Equity securities	49%	44%	25% to 55%
Other investments	14%	15%	10% to 35%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Fixed income and equity securities include the Company's and its related parties debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2024	2023	2024	2023

Fixed income securities	44	7	1.1%	0.2%
Equity securities	3	2	0.1%	0.1%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and OPEB Plans measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. Refer to Note 28, Risk management and financial instruments, for additional information.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

Asset Category[1]
Cash and Cash Equivalents	138	68	—	1	—	—	138	69	3	2
Equity Securities:
Canadian	128	121	—	—	—	—	128	121	3	3
U.S.	1,234	965	—	—	—	—	1,234	965	28	24
International	182	167	209	187	—	—	391	354	9	9
Global	—	—	100	74	—	—	100	74	2	2
Emerging	66	54	150	140	—	—	216	194	5	5
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	55	266	—	—	55	266	1	7
Provincial	—	—	312	314	—	—	312	314	7	8
Municipal	—	—	14	16	—	—	14	16	—	—
Corporate	—	—	323	143	—	—	323	143	7	4
U.S. Bonds:
Federal	151	185	255	240	—	—	406	425	9	10
Municipal	—	—	1	1	—	—	1	1	—	—
Corporate	246	312	158	74	—	—	404	386	9	10
International:
Government	4	4	17	11	—	—	21	15	1	—
Corporate	—	—	66	83	—	—	66	83	2	2
Mortgage backed	37	43	23	17	—	—	60	60	1	1
Net forward contracts	—	—	(201)	(131)	—	—	(201)	(131)	(4)	(4)
Other Investments:
Real estate	—	—	—	—	276	283	276	283	6	7
Infrastructure	—	—	—	—	282	269	282	269	7	7
Private equity funds	—	—	—	—	32	10	32	10	1	—
Funds held on deposit	138	138	—	—	—	—	138	138	3	3
Derivatives	—	—	1	—	—	—	1	—	—	—
	2,324	2,057	1,483	1,436	590	562	4,397	4,055	100	100
1    Includes an estimated $110 million for future transfer to South Bow. The final transfer will be adjusted for investment returns and benefit payments from October 1, 2024, the date of the Spinoff Transaction to the transfer date.

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2022	632
Purchases and sales	(76)
Realized and unrealized gains (losses)	6
Balance at December 31, 2023	562
Purchases and sales	(15)
Realized and unrealized gains (losses)	43
Balance at December 31, 2024	590

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

at December 31		Other Post-Retirement Benefits
(millions of Canadian $)	Pension Benefits

2025	209	24
2026	212	24
2027	216	24
2028	218	24
2029	221	23
2030 to 2034	1,139	110

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2024	2023	2024	2023

Discount rate	4.90%	4.75%	5.45%	5.10%
Rate of compensation increase	3.05%	3.20%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2024	2023	2022	2024	2023	2022

Discount rate	4.75%	5.15%	3.05%	5.15%	5.45%	3.10%
Expected long-term rate of return on plan assets	6.60%	6.45%	6.10%	4.50%	4.50%	3.25%
Rate of compensation increase	3.15%	3.25%	3.00%	—	—	—

Schedule of Net Benefit Costs
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2024	2023	2022	2024	2023	2022

Service cost[1]	108	93	145	1	3	5
Other components of net benefit cost[1]
Interest cost	160	158	125	14	16	13
Expected return on plan assets	(248)	(234)	(239)	(14)	(16)	(14)
Amortization of actuarial loss	—	—	10	—	—	1
Amortization of regulatory asset	—	—	12	(2)	—	1
Settlement gain – AOCI	—	—	(2)	—	—	—
	(88)	(76)	(94)	(2)	—	1
Net Benefit Cost Recognized	20	17	51	(1)	3	6
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

at December 31	2024		2023		2022
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss (gain)	(24)	—	71	6	38	24

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

year ended December 31	2024		2023		2022
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net gain (loss) from AOCI to net income	6	—	—	—	(10)	(1)
Settlement	—	—	—	—	2	—
Funded status adjustment	(101)	(6)	33	(18)	(101)	20
	(95)	(6)	33	(18)	(109)	19